January 16, 2003

                         THE DREYFUS/LAUREL FUNDS, INC. -
                          DREYFUS PREMIER LARGE COMPANY
                                   STOCK FUND

                             SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 2002

      THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE THIRD PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT."

      D. Gary Richardson serves as the primary portfolio manager of the fund. Mr. Richardson has been a primary portfolio manager of the fund, and has been employed by Dreyfus as a portfolio manager, since April 2002. He is also a vice president at Mellon Bank, which he joined in 1998. Prior to joining Mellon Bank, Mr. Richardson was a co-manager and research analyst at Munder Capital Management since 1996.

                                                                       318s0103


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                                                               January 16, 2003

                        THE DREYFUS/LAUREL FUNDS, INC. -
                         DREYFUS DISCIPLINED STOCK FUND

                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 2002

      THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE THIRD PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT."

      D. Gary Richardson serves as the primary portfolio manager of the fund. Mr. Richardson has been a primary portfolio manager of the fund, and has been employed by Dreyfus as a portfolio manager, since April 2002. He is also a vice president at Mellon Bank, which he joined in 1998. Prior to joining Mellon Bank, Mr. Richardson was a co-manager and research analyst at Munder Capital Management since 1996.

                                                                       728s0103